Consolidated Statements of Operations (USD $) In Millions, except Per Share data, unless otherwise specified	12 Months Ended
	Dec. 31, 2013	Dec. 31, 2012	Dec. 31, 2011
Income Statement [Abstract]
Net revenues	$ 8,677.6	$ 5,914.9	$ 4,584.4
Operating expenses:
Cost of sales (excludes amortization and impairment of acquired intangibles including product rights)	4,690.7	3,394.3	2,566.5
Research and development	616.9	402.5	306.6
Selling and marketing	1,020.3	546.5	401.8
General and administrative	1,027.5	625.3	353.1
Amortization	842.7	481.1	354.3
Goodwill impairment	647.5
Loss on assets held for sale	42.7
Loss on asset sales, impairments and contingent consideration adjustment, net	212.5	149.5	78.7
Total operating expenses	9,100.8	5,599.2	4,061.0
Operating (loss)/income	(423.2)	315.7	523.4
Non-Operating income (expense):
Interest income	4.8	2.5	2.1
Interest expense	(239.8)	(111.6)	(69.0)
Other income (expense), net	19.8	38.5	(0.5)
Total other income (expense), net	(215.2)	(70.6)	(67.4)
(Loss)/income before income taxes and noncontrolling interest	(638.4)	245.1	456.0
Provision for income taxes	112.7	146.8	196.9
Net (loss)/income	(751.1)	98.3	259.1
Loss/(income) attributable to noncontrolling interest	0.7	(1.0)	1.8
Net (loss)/income attributable to common shareholders	$ (750.4)	$ 97.3	$ 260.9
(Loss)/earnings per share attributable to common shareholders:
Basic	$ (5.27)	$ 0.77	$ 2.10
Diluted	$ (5.27)	$ 0.76	$ 2.06
Weighted average shares outstanding:
Basic	142.3	125.8	124.5
Diluted	142.3	128.4	126.5